Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income/(loss)	$ (6,301)	$ 94	$ (12,866)	$ 3,185
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Depreciation and amortization of property and equipment	1	4	10	145
Amortization of intangible assets	35	80	321	320
Bad debt expense	(355)	(11)	475	172
Gain on disposal of property and equipment				(160)
Gain on settlement of payables			(143)	(1,687)
Provision for inventory write down		86	(96)
Stock-based compensation	437		653	144
Stock issued to nonemployees				204
Impairment of operating lease right-of-use assets				167
Amortization of debt issue cost	419		368
OID Interest	568		498
Amortization of debt discount	2,196		1,928
Gain on extinguishment of Paycheck Protection Program Loan			(965)
Changes in operating assets and liabilities:
Accounts receivable, net	(2,534)	1,278	625	(2,852)
Inventory	855	(406)	(702)	3,687
Prepaid expenses and other current assets	(6)	527	480	(39)
Operating lease assets and liabilities	(41)	87
Accounts payable	897	(1,641)
Right of use asset and other assets				549
Accounts payable			3,261
Other long-term liabilities	(465)		(1,780)
Accrued and other liabilities	712		(109)	(4,703)
Net cash provided by/(used in) operating activities	(3,582)	98	(8,042)	(868)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment		(4)	(2)	(4)
Proceeds from disposal of property and equipment				222
Net cash provided by/(used in) investing activities		(4)	(2)	218
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from line of credit		1,061		1,243
Payments on lines of credit		(100)		(3,465)
Proceeds from secured borrowing arrangement, net of reserves	6,293	11,423	49,060	46,377
Payments to secured borrowing arrangement, net of fees	(6,147)	(13,781)	(49,713)	(43,722)
Proceeds from revolving line of credit, related party	7,366
Payments on revolving line of credit, related party	(4,619)
Proceeds from convertible shareholder’s loan			2,458
Proceeds from issuance of Paycheck Protection Program Loan				965
Proceeds from senior notes payable and warrants			7,050
Debt issuance costs			(848)
Repayment of notes payable		(108)	(743)	(277)
Net cash provided by/(used in) financing activities	2,893	(1,505)	7,264	1,121
Net increase/(decrease) in cash and cash equivalents	(689)	(1,411)	(780)	471
Cash and cash equivalents, beginning of period	1,223	2,003	2,003	1,532
Cash and cash equivalents, end of period	534	592	1,223	2,003
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	$ 3,467	$ 101	3,126	1,437
Cash paid for taxes			$ 40	$ 39